Quarterly Holdings Report
for
Fidelity® Growth Discovery Fund
March 31, 2026
CII-NPRT3-0526
1.799853.122
Common Stocks - 98.8%
	Shares	Value ($)
AUSTRALIA - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
BHP Group Ltd ADR (a)	278,348	20,247,034
BELGIUM - 1.1%
Health Care - 1.1%
Pharmaceuticals - 1.1%
UCB SA	204,300	61,554,924
BRAZIL - 0.6%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
MercadoLibre Inc (b)	2,141	3,701,832
Financials - 0.1%
Banks - 0.1%
NU Holdings Ltd/Cayman Islands Class A (b)	327,900	4,711,923
Materials - 0.4%
Metals & Mining - 0.4%
Vale SA ADR	1,481,300	23,567,483
TOTAL BRAZIL		31,981,238
CANADA - 1.8%
Information Technology - 0.5%
IT Services - 0.5%
Shopify Inc Class A (United States) (b)	232,500	27,579,150
Materials - 1.3%
Chemicals - 0.0%
Nutrien Ltd (United States)	13,800	1,041,348
Metals & Mining - 1.3%
Agnico Eagle Mines Ltd/CA (United States)	190,024	38,571,072
Franco-Nevada Corp	147,200	36,448,163
		75,019,235
TOTAL MATERIALS		76,060,583
TOTAL CANADA		103,639,733
CHILE - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Antofagasta PLC	155,000	6,950,894
Lundin Mining Corp	331,859	8,275,601

TOTAL CHILE		15,226,495
GERMANY - 0.3%
Consumer Discretionary - 0.3%
Specialty Retail - 0.3%
Auto1 Group SE (b)	829,199	14,763,106
ISRAEL - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Gamida Cell Ltd rights (a)(b)(c)	993,684	9
KOREA (SOUTH) - 0.8%
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
SK Hynix Inc	78,160	45,149,108
MEXICO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Southern Copper Corp (a)	21,279	3,661,265
NETHERLANDS - 0.6%
Health Care - 0.6%
Biotechnology - 0.6%
Argenx SE ADR (b)	41,102	30,014,736
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP Semiconductors NV	13,600	2,677,296
TOTAL NETHERLANDS		32,692,032
NORWAY - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Norsk Hydro ASA	237,200	2,528,171
TAIWAN - 3.6%
Information Technology - 3.6%
Electronic Equipment, Instruments & Components - 0.1%
Chroma ATE Inc	174,000	8,361,323
Semiconductors & Semiconductor Equipment - 3.5%
Taiwan Semiconductor Manufacturing Co Ltd ADR	578,216	195,408,098
TOTAL TAIWAN		203,769,421
THAILAND - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (b)	6,400	3,337,728
UNITED KINGDOM - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Revolut Group Holdings Ltd (b)(c)(d)	3,300	4,595,712
UNITED STATES - 89.2%
Communication Services - 12.3%
Entertainment - 1.6%
Live Nation Entertainment Inc (a)(b)	50,534	7,706,940
Netflix Inc (b)	894,797	86,034,732
		93,741,672
Interactive Media & Services - 10.7%
Alphabet Inc Class A	1,281,068	368,383,914
Epic Games Inc (b)(c)(d)	2,244	1,003,606
Meta Platforms Inc Class A	422,736	241,859,948
		611,247,468
TOTAL COMMUNICATION SERVICES		704,989,140
Consumer Discretionary - 9.7%
Automobiles - 2.2%
Tesla Inc (b)	336,012	124,912,461
Broadline Retail - 4.6%
Amazon.com Inc (b)	1,270,212	264,547,053
Hotels, Restaurants & Leisure - 1.4%
Airbnb Inc Class A (b)	32,377	4,088,567
Hilton Worldwide Holdings Inc	118,921	36,161,498
Viking Holdings Ltd (a)(b)	572,135	42,040,480
		82,290,545
Household Durables - 0.7%
Blu Homes Inc (b)(c)(d)	3,320,224	1,029
DR Horton Inc	122,904	16,864,887
Lennar Corp Class A	25,500	2,214,420
SharkNinja Inc (b)	213,900	22,652,010
		41,732,346
Specialty Retail - 0.8%
Lowe's Cos Inc	20,007	4,727,254
Ross Stores Inc	50,900	11,026,467
Williams-Sonoma Inc	153,817	28,045,454
		43,799,175
TOTAL CONSUMER DISCRETIONARY		557,281,580
Consumer Staples - 1.5%
Consumer Staples Distribution & Retail - 0.9%
Costco Wholesale Corp	51,100	50,917,573
Personal Care Products - 0.2%
Estee Lauder Cos Inc/The Class A	197,200	14,153,044
Tobacco - 0.4%
Philip Morris International Inc	128,000	21,163,520
TOTAL CONSUMER STAPLES		86,234,137
Energy - 1.9%
Oil, Gas & Consumable Fuels - 1.9%
APA Corp	866,872	36,790,048
Chevron Corp	86,800	17,958,920
ConocoPhillips	18,700	2,468,399
Exxon Mobil Corp	288,857	49,007,479
Ovintiv Inc	54,200	3,217,312
TOTAL ENERGY		109,442,158
Financials - 5.8%
Banks - 0.6%
Bank of America Corp	681,000	33,198,750
US Bancorp	138,000	7,177,380
		40,376,130
Capital Markets - 2.0%
Cboe Global Markets Inc	115,500	32,463,585
Charles Schwab Corp/The	308,100	28,955,238
Morgan Stanley	308,210	50,722,120
		112,140,943
Financial Services - 3.2%
Mastercard Inc Class A	361,538	180,646,077
TOTAL FINANCIALS		333,163,150
Health Care - 6.7%
Biotechnology - 2.6%
Adamas Pharmaceuticals Inc rights (b)(c)	678,800	6,788
Adamas Pharmaceuticals Inc rights (b)(c)	678,800	6
Alnylam Pharmaceuticals Inc (b)	93,819	31,041,893
Blueprint Medicines Corp rights (b)(c)	20,114	0
Cogent Biosciences Inc (b)	247,745	9,535,705
Cytokinetics Inc (b)	149,801	9,873,384
Gilead Sciences Inc	86,010	11,987,214
Insmed Inc (b)	252,286	41,253,807
Legend Biotech Corp ADR (b)	240,613	4,352,689
Moderna Inc (b)	611,560	31,067,248
Twist Bioscience Corp (b)	12,100	574,992
Tyra Biosciences Inc (a)(b)	291,089	11,148,709
		150,842,435
Health Care Equipment & Supplies - 1.5%
Edwards Lifesciences Corp (b)	421,500	33,753,720
Insulet Corp (b)	93,000	19,515,120
Medline Inc Class A (a)	737,800	32,832,100
		86,100,940
Health Care Technology - 0.1%
Veeva Systems Inc Class A (b)	31,800	5,585,988
Pharmaceuticals - 2.5%
Crinetics Pharmaceuticals Inc (b)	82,400	2,992,768
Eli Lilly & Co	150,914	138,806,170
		141,798,938
TOTAL HEALTH CARE		384,328,301
Industrials - 10.3%
Aerospace & Defense - 1.6%
Anduril Industries Inc Class B (c)(d)	800	50,992
Beta Technologies Inc Class A (a)(b)	34,600	508,620
Boeing Co (b)	222,600	44,304,078
GE Aerospace	64,277	18,239,884
Space Exploration Technologies Corp (b)(c)(d)	36,510	19,225,801
Space Exploration Technologies Corp Class C (b)(c)(d)	12,566	6,617,130
		88,946,505
Air Freight & Logistics - 0.0%
CH Robinson Worldwide Inc	26,301	4,367,807
Building Products - 0.9%
Trane Technologies PLC	120,910	50,388,033
Construction & Engineering - 0.6%
Dycom Industries Inc (b)	60,100	20,363,082
EMCOR Group Inc	20,000	14,766,200
		35,129,282
Electrical Equipment - 2.1%
GE Vernova Inc	76,007	66,346,511
Nextpower Inc Class A (b)	448,400	54,054,620
		120,401,131
Ground Transportation - 0.4%
Old Dominion Freight Line Inc	103,598	20,243,049
Machinery - 3.5%
Cummins Inc	79,400	42,718,788
Deere & Co	78,579	44,263,551
Dover Corp	66,700	13,903,615
Ingersoll Rand Inc	18,300	1,466,196
PACCAR Inc	172,900	19,969,950
Parker-Hannifin Corp	34,800	31,154,352
Westinghouse Air Brake Technologies Corp	180,661	45,148,991
		198,625,443
Passenger Airlines - 0.4%
Delta Air Lines Inc	220,105	14,632,580
Southwest Airlines Co	165,600	6,221,592
		20,854,172
Trading Companies & Distributors - 0.8%
Ferguson Enterprises Inc (United Kingdom)	162,818	37,911,851
United Rentals Inc	14,456	10,532,063
		48,443,914
TOTAL INDUSTRIALS		587,399,336
Information Technology - 38.2%
Communications Equipment - 1.0%
Arista Networks Inc (b)	189,500	23,266,810
Lumentum Holdings Inc (b)	51,500	36,192,140
		59,458,950
Electronic Equipment, Instruments & Components - 2.5%
Amphenol Corp Class A	468,374	59,179,055
Coherent Corp (b)	227,400	54,168,954
Corning Inc	226,400	30,783,608
		144,131,617
Semiconductors & Semiconductor Equipment - 20.2%
Advanced Micro Devices Inc (b)	62,000	12,612,660
Analog Devices Inc	59,000	18,770,260
Broadcom Inc	645,093	199,662,734
Intel Corp (b)	236,100	10,419,093
KLA Corp	17,400	25,619,934
Lam Research Corp	166,300	35,531,658
MACOM Technology Solutions Holdings Inc (b)	69,500	15,433,865
Marvell Technology Inc	379,200	37,559,760
Micron Technology Inc	36,300	12,263,592
NVIDIA Corp	4,423,394	771,439,914
SiTime Corp (b)	27,400	9,462,590
		1,148,776,060
Software - 8.6%
Asapp Inc warrants 8/28/2028 (b)(c)(d)	1,014,955	233,439
Cadence Design Systems Inc (b)	72,600	20,173,362
Canva Inc Class A (b)(c)(d)	2,900	3,905,691
Microsoft Corp	1,123,799	415,996,676
Palantir Technologies Inc Class A (b)	160,000	23,404,800
Synopsys Inc (b)	73,200	29,022,336
		492,736,304
Technology Hardware, Storage & Peripherals - 5.9%
Apple Inc	1,282,644	325,522,221
Seagate Technology Holdings PLC	33,000	12,928,080
		338,450,301
TOTAL INFORMATION TECHNOLOGY		2,183,553,232
Materials - 1.9%
Chemicals - 1.1%
Corteva Inc	543,968	45,535,561
Sherwin-Williams Co/The	33,000	10,578,150
		56,113,711
Construction Materials - 0.0%
Vulcan Materials Co	6,905	1,880,232
Metals & Mining - 0.8%
Alcoa Corp	674,926	44,767,842
Coeur Mining Inc (b)	200,116	3,756,177
		48,524,019
TOTAL MATERIALS		106,517,962
Real Estate - 0.3%
Health Care REITs - 0.3%
Ventas Inc	211,900	17,329,182
Utilities - 0.6%
Electric Utilities - 0.4%
NRG Energy Inc	154,155	22,528,212
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp	81,700	12,281,961
TOTAL UTILITIES		34,810,173
TOTAL UNITED STATES		5,105,048,351
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (b)	164,000	3,921,098
TOTAL COMMON STOCKS (Cost $3,953,484,543)		5,652,115,425

Convertible Preferred Stocks - 1.0%
	Shares	Value ($)
UNITED STATES - 1.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Waymo LLC Series D-2 (c)(d)	10,600	1,741,792
Financials - 0.0%
Financial Services - 0.0%
Akeana Series C (b)(c)(d)	30,000	370,200
Health Care - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(c)(d)	75,700	139,288
Industrials - 0.2%
Aerospace & Defense - 0.1%
Anduril Industries Inc Series F (b)(c)(d)	114,642	7,307,281
Anduril Industries Inc Series G (c)(d)	7,400	471,676
		7,778,957
Air Freight & Logistics - 0.1%
Zipline International Inc Series H (c)(d)	58,100	3,268,706
TOTAL INDUSTRIALS		11,047,663
Information Technology - 0.7%
Software - 0.7%
Anthropic PBC Series F (c)(d)	25,300	6,556,242
Anthropic PBC Series G (c)(d)	42,800	11,091,192
Asapp Inc Series C (b)(c)(d)	250,763	283,362
Asapp Inc Series D (b)(c)(d)	1,768,998	1,291,369
Canva Inc Series A2 (b)(c)(d)	77	103,703
Canvas Inc Series A (b)(c)(d)	423	569,692
Databricks Inc Series K (c)(d)	23,900	3,945,890
OpenAI Group Pbc Series A-2 (c)(d)	18,274	12,566,847
World Labs Technologies Inc Series C (c)(d)	6,200	1,953,744
World Labs Technologies Inc Series C PRIME (c)(d)	4,743	1,601,521
TOTAL INFORMATION TECHNOLOGY		39,963,562
Materials - 0.1%
Metals & Mining - 0.1%
Illuminated Holdings Inc Series C2 (b)(c)(d)	50,974	900,711
Illuminated Holdings Inc Series C3 (b)(c)(d)	63,718	1,125,897
Illuminated Holdings Inc Series C4 (b)(c)(d)	18,303	323,414
Illuminated Holdings Inc Series C5 (b)(c)(d)	36,887	651,793
Illuminated Holdings Inc Series E2 (c)(d)	113,528	2,006,040
TOTAL MATERIALS		5,007,855
TOTAL UNITED STATES		58,270,360
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $49,764,490)		58,270,360

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.69	19,920,211	19,924,195
Fidelity Securities Lending Cash Central Fund (e)(f)	3.69	33,880,285	33,883,674
TOTAL MONEY MARKET FUNDS (Cost $53,807,869)			53,807,869

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $4,057,056,902)	5,764,193,654
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(39,094,698)
NET ASSETS - 100.0%	5,725,098,956

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)	Level 3 security.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $93,903,760 or 1.6% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $8,299,586.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/2024	382,823

Anduril Industries Inc Class B	6/16/2025	32,706

Anduril Industries Inc Series F	8/7/2024	2,491,927

Anduril Industries Inc Series G	4/17/2025	302,533

Anthropic PBC Series F	8/18/2025	3,566,480

Anthropic PBC Series G	1/27/2026	11,091,038

Asapp Inc Series C	4/30/2021	1,654,308

Asapp Inc Series D	8/29/2023	6,830,986

Asapp Inc warrants 8/28/2028	8/29/2023	1

Blu Homes Inc	5/21/2020	5,743

Canva Inc Class A	8/19/2025 - 11/12/2025	4,773,806

Canva Inc Series A2	9/22/2023	82,133

Canvas Inc Series A	9/22/2023	451,198

Databricks Inc Series K	9/8/2025	3,585,000

ElevateBio LLC Series C	3/9/2021	317,561

Epic Games Inc	3/29/2021	1,985,940

Illuminated Holdings Inc Series C2	7/7/2020	1,274,350

Illuminated Holdings Inc Series C3	7/7/2020	1,911,540

Illuminated Holdings Inc Series C4	1/8/2021	658,908

Illuminated Holdings Inc Series C5	6/16/2021	1,593,518

Illuminated Holdings Inc Series E2	6/14/2023 - 9/27/2023	1,908,400

OpenAI Group Pbc Series A-2	9/30/2024	3,433,000

Revolut Group Holdings Ltd	1/28/2026	4,653,315

Space Exploration Technologies Corp	11/22/2024 - 12/12/2025	7,476,488

Space Exploration Technologies Corp Class C	12/12/2025	5,290,286

Waymo LLC Series D-2	2/2/2026	1,741,749

World Labs Technologies Inc Series C	2/17/2026	1,613,479

World Labs Technologies Inc Series C PRIME	2/17/2026	1,604,605

Zipline International Inc Series H	12/3/2025	3,268,954

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	63,622,227	839,601,664	883,299,898	651,229	202	-	19,924,195	19,920,211	0.0%
Fidelity Securities Lending Cash Central Fund	186,613,316	530,297,936	683,028,957	338,771	1,379	-	33,883,674	33,880,285	0.1%
Total	250,235,543	1,369,899,600	1,566,328,855	990,000	1,581	-	53,807,869

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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